DERIVATIVE INSTRUMENTS (Effect of Derivative Instruments Designated Cash Flow Hedges on Statements of Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Balance in AOCI Beginning of Period	$ (4,159)	$ (4,307)
Amount of Gain (Loss) Recognized in AOCI-(Effective Portion)	(110)	(2,062)
Amount of Gain (Loss) Reclassified from AOCI into Earnings-(Effective Portion)	(1,830)	(2,210)
Balance in AOCI End of Period	(2,439)	(4,159)
Cost of Goods Sold | Foreign Currency Forward Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Balance in AOCI Beginning of Period	(34)	(216)
Amount of Gain (Loss) Recognized in AOCI-(Effective Portion)	142	(127)
Amount of Gain (Loss) Reclassified from AOCI into Earnings-(Effective Portion)	108	(309)
Balance in AOCI End of Period	0	(34)
Interest (expense) | Interest rate swap
Derivative Instruments, Gain (Loss) [Line Items]
Balance in AOCI Beginning of Period	(4,125)	(4,091)
Amount of Gain (Loss) Recognized in AOCI-(Effective Portion)	(252)	(1,935)
Amount of Gain (Loss) Reclassified from AOCI into Earnings-(Effective Portion)	(1,938)	(1,901)
Balance in AOCI End of Period	$ (2,439)	$ (4,125)